UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Oskie Capital Management, LLC

Address:    10 East 53rd Street
            31st Floor
            New York, New York 10022

13F File Number: 028-14731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Fazzari
Title:   Chief Financial Officer
Phone:   (646) 470-7279


Signature, Place and Date of Signing:

/s/ Michael Fazzari             New York, New York         May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   29

Form 13F Information Table Value Total:  $481,916
                                         (thousands)


List of Other Included Managers:

No.              Form 13F File Number              Name

None.


                                                           FORM 13F INFORMATION TABLE
                                                          Oskie Capital Management, LLC
                                                                  March 31, 2013




COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8

                                                            VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT  PRN CALL  DISCRETION  MNGRS     SOLE    SHARED    NONE
AMERICAN INTL GROUP INC        COM NEW          026874784   11,646   300,000  SH  CALL    Sole       None   300,000
BANK OF AMERICA CORPORATION    COM              060505104    5,155   423,253  SH          Sole       None   423,253
BANK OF AMERICA CORPORATION    COM              060505104    8,397   689,400  SH  CALL    Sole       None   689,400
CANADIAN PAC RY LTD            COM              13645T100    3,897    29,867  SH          Sole       None    29,867
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    4,839    46,445  SH          Sole       None    46,445
CITIGROUP INC                  COM NEW          172967424    6,333   143,140  SH          Sole       None   143,140
COMPUTER SCIENCES CORP         COM              205363104    5,381   109,308  SH          Sole       None   109,308
EXPRESS SCRIPTS HLDG CO        COM              30219G108    6,931   120,283  SH          Sole       None   120,283
FIESTA RESTAURANT GROUP INC    COM              31660B101    7,849   295,418  SH          Sole       None   295,418
FORD MTR CO DEL                COM PAR $0.01    345370860    6,575   500,000  SH  CALL    Sole       None   500,000
GENERAL MTRS CO                COM              37045V100    6,847   246,100  SH  CALL    Sole       None   246,100
ISHARES TR                     RUSSELL 2000     464287655   37,772   400,000  SH  PUT     Sole       None   400,000
ISHARES TR                     RUSSELL 2000     464287655   70,823   750,000  SH  PUT     Sole       None   750,000
ISHARES TR                     RUSSELL 2000     464287655   28,329   300,000  SH  PUT     Sole       None   300,000
JPMORGAN CHASE & CO            COM              46625H100    7,877   165,971  SH          Sole       None   165,971
LEAR CORP                      COM NEW          521865204   18,540   288,683  SH          Sole       None   288,683
LEAR CORP                      COM NEW          521865204   10,974   200,000  SH  CALL    Sole       None   200,000
MBIA INC                       COM              55262C100    2,054   200,000  SH  CALL    Sole       None   200,000
MBIA INC                       COM              55262C100    3,081   300,000  SH  CALL    Sole       None   300,000
MEADWESTVACO CORP              COM              583334107    5,812   160,110  SH          Sole       None   160,110
RESEARCH IN MOTION LTD         COM              760975102    3,654   252,934  SH          Sole       None   252,934
SPDR S&P 500 ETF TR            TR UNIT          78462F103  113,586   725,000  SH  PUT     Sole       None   725,000
SPDR S&P 500 ETF TR            TR UNIT          78462F103   47,001   300,000  SH  PUT     Sole       None   300,000
SPDR S&P 500 ETF TR            TR UNIT          78462F103   35,251   225,000  SH  PUT     Sole       None   225,000
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    7,284   400,000  SH  PUT     Sole       None   400,000
SIX FLAGS ENTMT CORP NEW       COM              83001A102    5,183    71,514  SH          Sole       None    71,514
SUNCOKE ENERGY INC             COM              86722A103    2,026   124,052  SH          Sole       None   124,052
TRANSDIGM GROUP INC            COM              893641100    4,588    30,001  SH          Sole       None    30,001
VIACOM INC NEW                 CL B             92553P201    4,231    68,817  SH          Sole       None    68,817


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